Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2013
No Load | Forward Select Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Forward Select Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and potential for modest long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees for Institutional Class shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

		The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

		The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Select Income Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-999-6809
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.forwardinvesting.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter – June 30, 2009	38.98%
Worst Quarter – September 30, 2008	–23.83%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
No Load | Forward Select Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[1]
Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	186
3 Years	rr_ExpenseExampleYear03	575
5 Years	rr_ExpenseExampleYear05	990
10 Years	rr_ExpenseExampleYear10	2,145
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	575
5 Years	rr_ExpenseExampleNoRedemptionYear05	990
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,145
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	19.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2011
No Load | Forward Select Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%	[1]
Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.01%	[2]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,766
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	808
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,766
2007	rr_AnnualReturn2007	(24.02%)
2008	rr_AnnualReturn2008	(40.43%)
2009	rr_AnnualReturn2009	76.03%
2010	rr_AnnualReturn2010	26.74%
2011	rr_AnnualReturn2011	3.31%
2012	rr_AnnualReturn2012	19.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.83%)
1 Year	rr_AverageAnnualReturnYear01	19.66%
5 Years	rr_AverageAnnualReturnYear05	10.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
No Load | Forward Select Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.86%
5 Years	rr_AverageAnnualReturnYear05	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
No Load | Forward Select Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
No Load | Forward Select Income Fund | BofA Merrill Lynch Preferred Index | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	13.60%
No Load | Forward Select Income Fund | BofA Merrill Lynch Preferred Index | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%

[1]	Restated to reflect current fees for Institutional Class shares.
[2]	Dividend